Critical Accounting Estimates and Judgment in Applying Accounting Policies - Sensitivity Analysis of GPV to Changes in Various Underwriting Risks Explanatory (Parenthetical) (Detail) - United States [member] - Long term care products [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sensitivity Analysis Of GPV To Changes In Various Underwriting Risks [Line Items]
Increase in incidence rates resulting in increase of gross present value, percentage	5.00%	5.00%
Decrease in incidence rates resulting in decrease of gross present value, percentage	5.00%	5.00%
Percentage of increase in mortality which result in gross present value reserve increase	10.00%	10.00%
Percentage of decrease in mortality which results in gross present value reserve decrease	10.00%	10.00%
Increase in gross present value reserve after removing morbidity improvement	€ 349	€ 309
Increase in gross present value reserve related to loss recognition block after removing the morbidity improvement	€ 233	€ 194